The Royce Fund
Royce Special Equity Fund
Royce Low-Priced Stock Fund
Supplement to the Prospectus dated May 1, 2005

Royce Special Equity Fund has been closed to new investors since March 15, 2004, and Royce Low-Priced Stock Fund has been closed to new investors since October 29, 2004. The Funds remain open to additional investments by existing investors. You may continue to purchase shares of the Fund if:

-	You are an existing shareholder of the Fund (either directly or through a financial intermediary) who:

(i)	adds to your account through the purchase of additional Fund shares; or

(ii)	adds to your account through the reinvestment of dividends and cash distributions from any shares owned in the Fund; or

(iii)	opens a new account that is registered in your name and has the same Taxpayer Identification or Social Security Number assigned to it. (This includes UGMA/UTMA accounts with you as custodian.)

-

You are a participant in a qualified defined contribution retirement plan, such as a 401(k), profit sharing or money purchase plan, 403(b) plan or 457 plan that invests through existing accounts in the Fund or through a financial intermediary. You may open new accounts in that plan if the Fund is an investment option. IRA transfers and rollovers from these plans can be used to open new accounts.

You may be required to demonstrate eligibility to buy shares of a closed Fund before an investment is accepted. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria above. Shareholders in other Royce Funds are not permitted to acquire shares of either Royce Special Equity Fund or Royce Low-Priced Stock Fund by exchange.

Royce reserves the right to: (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Funds; (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Funds; and (iii) close and re-open any Fund to new or existing shareholders at any time.

May 2, 2005

The Royce Fund
Royce Special Equity Fund
Supplement to Prospectus dated May 1, 2005

Royce Special Equity Fund ("the Fund") has been closed to new investors since March 15, 2004. The Fund remains open to additional investments by existing investors. You may continue to purchase shares of the Fund if:

-	You are an existing shareholder of the Fund (either directly or through a financial intermediary) who:

(i)	adds to your account through the purchase of additional Fund shares; or

(ii)	adds to your account through the reinvestment of dividends and cash distributions from any shares owned in the Fund; or

(iii)	opens a new account that is registered in your name and has the same Taxpayer Identification or Social Security Number assigned to it. (This includes UGMA/UTMA accounts with you as custodian.)

-

You are a participant in a qualified defined contribution retirement plan, such as a 401(k), profit sharing or money purchase plan, 403(b) plan or 457 plan that invests through existing accounts in the Fund or through a financial intermediary. You may open new accounts in that plan if the Fund is an investment option. IRA transfers and rollovers from these plans can be used to open new accounts.

You may be required to demonstrate eligibility to buy shares of a closed Fund before an investment is accepted. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria above. Shareholders in other Royce Funds are not permitted to acquire shares of the Fund by exchange.

Royce reserves the right to: (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund; (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund; and (iii) close and reopen any Fund to new or existing shareholders at any time.

May 2, 2005